Defined Benefit Plan (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Defined Benefit Plan [Abstract]
Schedule of Accompanying Consolidated Balance Sheet	The following significant actuarial assumptions were used in calculating the benefit obligation and the net periodic benefit cost as of March 31, 2024 and December 31, 2023:
	March 31, 2024	December 31, 2023
Discount rate	1.45%	1.45%
Expected long-term rate of return on plan assets	1.45%	1.45%
Rate of compensation increase	3.00%	3.00%
The following significant actuarial assumptions were used in calculating the benefit obligation and the net periodic benefit cost as of December 31, 2023:
Discount rate	1.45%
Expected long-term rate of return on plan assets	1.45%
Rate of compensation increase	3.00%

Schedule of of Net Periodic Benefit Cost	The components of net periodic benefit cost for the three months ended March 31, 2024, which is included within selling, general and administrative expenses in the accompanying condensed consolidated statements of operations and comprehensive loss, are as follows:
Service cost	$24,650
Interest cost	7,558
Expected return on plan assets	(23,495)
Amortization of net (gain)	(15,446)
Total	$(6,733)
The components of net periodic benefit cost for the period from December 15, 2023 to December 31, 2023 are as follows:
Service cost	$4,278
Interest cost	1,943
Expected return on plan assets	(1,581)
Amortization of net (gain)/loss	(1,534)
Settlements (gain)/loss	(1,157)
Total	$1,949